Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of segment reporting information by segment
The table below provides a summary of the Group’s segment results for the years ended December 31, 2021, 2022 and 2023.

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues:
Learning services	2,441,421	3,084,375	3,148,114
Smart devices	980,424	1,256,446	909,192
Online marketing services	593,949	672,361	1,331,902

Total net revenues	4,015,794	5,013,182	5,389,208

Cost of revenues:
Learning services	980,700	1,172,703	1,159,357
Smart devices	618,925	765,641	552,810
Online marketing services	427,331	488,422	909,579

Total cost of revenues	2,026,956	2,426,766	2,621,746

Gross margin:
Learning services	60%	62%	63%
Smart devices	37%	39%	39%
Online marketing services	28%	27%	32%
Total gross margin	50%	52%	51%